UNAUDITED CONDENSED INTERIM CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
REVENUES
Time charter revenues	$ 35,596	$ 35,913	$ 105,068	$ 107,036
Total revenues	35,596	35,913	105,068	107,036
OPERATING EXPENSES
Vessel operating expenses	(5,927)	(5,963)	(18,213)	(17,246)
Administrative expenses	(3,491)	(2,455)	(9,005)	(7,037)
Depreciation and amortization	(5,096)	(5,210)	(15,318)	(15,727)
Total operating expenses	(14,514)	(13,628)	(42,536)	(40,010)
Equity in earnings (losses) of joint ventures	6,056	5,774	20,397	2,202
Operating income (loss)	27,138	28,059	82,929	69,228
FINANCIAL INCOME (EXPENSE), NET
Interest income	166	135	397	470
Interest expense	(6,146)	(6,014)	(21,440)	(18,847)
Other items, net	(982)	(846)	(2,293)	(1,980)
Total financial income (expense), net	(6,962)	(6,725)	(23,336)	(20,357)
Income (loss) before tax	20,176	21,334	59,593	48,871
Income tax benefit (expense)	(2,817)	(1,859)	(15,757)	(4,240)
Net income (loss)	17,359	19,475	43,836	44,631
Preferred unitholders' interest in net income	3,877	3,681	11,631	11,017
Limited partners' interest in net income (loss)	$ 13,482	$ 15,794	$ 32,205	$ 33,614
Common units public [Member]
Earnings per unit
Earnings per share, basic and diluted	$ 0.40	$ 0.46	$ 0.95	$ 0.97
Common units Hegh LNG [Member]
Earnings per unit
Earnings per share, basic and diluted	$ 0.40	$ 0.49	$ 0.98	$ 1.05